WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                   (UNAUDITED)

                              WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                   (UNAUDITED)




                                    CONTENTS




        Statement of Assets, Liabilities and Members' Capital............    1
        Statement of Operations..........................................    2
        Statement of Changes in Members' Capital -- Net Assets...........    3
        Statement of Cash Flows..........................................    4
        Notes to Financial Statements....................................    5

WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL -- NET ASSETS (IN
THOUSANDS)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2002
ASSETS                                                            (UNAUDITED)

Investments in investment funds, at fair value (cost -- $87,285) $    102,401
Cash and cash equivalents                                               6,021
Receivable for investments paid in advance                              6,100
Interest receivable                                                         8
Other assets                                                                4
                                                                 -------------

       TOTAL ASSETS                                                   114,534
                                                                 -------------

LIABILITIES

Subscriptions received in advance                                       1,600
Administration fees payable                                                94
Accrued expenses                                                          177
                                                                 -------------

       TOTAL LIABILITIES                                                1,871
                                                                 -------------

            NET ASSETS                                            $   112,663
                                                                 ============

MEMBERS' CAPITAL -- NET ASSETS

Represented by:
Net capital contributions                                         $    97,547
Net unrealized appreciation on investments                             15,116
                                                                 -------------

       MEMBERS' CAPITAL -- NET ASSETS                             $   112,663
                                                                 ============


The accompanying notes are an integral part of these financial statements.

                                    -- 1 --

WHISTLER FUND, L.L.C.


STATEMENT OF OPERATIONS (IN THOUSANDS)
----------------------------------------------------------------------------------------------
                                                                            SIX MONTHS ENDED
                                                                           SEPTEMBER 30, 2002
                                                                                (UNAUDITED)
INVESTMENT INCOME
    Interest                                                                  $       51
                                                                             ------------

EXPENSES
    Administration fees                                                              542
    Professional fees                                                                104
    Accounting and investor servicing fees                                            67
    Interest expense                                                                  29
    Board of Managers' fees and expenses                                              15
    Insurance expense                                                                 11
    Custodian fees                                                                     7
    Miscellaneous                                                                     25
                                                                             ------------

         TOTAL EXPENSES                                                              800
                                                                             ------------

         NET INVESTMENT LOSS                                                        (749)
                                                                             ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    NET REALIZED GAIN ON INVESTMENTS                                                 294
    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                             436
                                                                             ------------

         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                             730
                                                                             ------------

         DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES      $      (19)
                                                                             ============


The accompanying notes are an integral part of these financial statements.

                                    -- 2 --

WHISTLER FUND, L.L.C.


STATEMENT OF CHANGES IN MEMBERS' CAPITAL -- NET ASSETS (IN THOUSANDS)
----------------------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED             YEAR ENDED
                                                     SEPTEMBER 30, 2002          MARCH 31, 2002
                                                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES

    Net investment loss                                   $    (749)              $   (1,184)
    Net realized gain on investments                            294                    1,523
    Net change in unrealized appreciation on
       investments                                              436                    4,272
                                                         -----------             ------------

       Increase (decrease) in members' capital
       derived from investment activities                       (19)                   4,611

Members' capital transactions

    Capital contributions                                    18,047                   37,220
    Capital withdrawals                                      (8,571)                  (9,346)
                                                         -----------             ------------

       Increase in members' capital
       derived from capital transactions                      9,476                   27,874


       Members' capital at beginning of period              103,206                   70,721
                                                         -----------             ------------


       Members' capital at end of period                  $ 112,663               $  103,206
                                                         ===========             ============



The accompanying notes are an integral part of these financial statements.

                                    -- 3 --

WHISTLER FUND, L.L.C.


STATEMENT OF CASH FLOWS (IN THOUSANDS)
------------------------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                              SEPTEMBER 30, 2002
                                                                                  (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
    Decrease in members' capital derived from investment activities              $      (19)
    Adjustments to reconcile net decrease in members' capital derived from investment activities to net cash used in operating activities:
       Increase in investments in investment funds, at fair value                    (2,521)
       Increase in receivable for investments paid in advance                        (6,100)
       Increase in interest receivable                                                   (5)
       Decrease in other assets                                                           7
       Increase in administration fee payable                                             9
       Increase in accrued expenses                                                      47
                                                                                ------------
         NET CASH USED IN OPERATING ACTIVITIES                                       (8,582)

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                            17,781
    Capital withdrawals                                                              (8,571)
                                                                                ------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                                    9,210


         NET CHANGE IN CASH                                                             628
            Cash at beginning of period                                               5,393
                                                                                ------------
            Cash at end of period                                                $    6,021
                                                                                ============

The accompanying notes are an integral part of these financial statements.

                                    -- 4 --

WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2002  (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues the objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

         CIBC Oppenheimer Advisers, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser of the Company.
         CIBC World Markets Corp. ("CIBC WM"), the managing member of the Adviser, will rely on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

         Generally, initial and additional subscriptions for interests by eligible investors may be accepted as of the first day of each month. The Company reserves the right to reject any subscriptions for interests in the Company. The Adviser, from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase interests or portions thereof from members other than the Adviser in its capacity as the Special Advisory Member pursuant to written tenders by members on such terms and conditions as it may determine.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. The Company values these investments at fair value based on financial data supplied by the investment funds. Substantially all of the underlying investments of the investment funds are comprised of readily marketable securities.

         Interest income is recorded on the accrual basis.

         A.  PORTFOLIO VALUATION

         The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

                                    -- 5 --

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investee companies as a return of capital.

         B.  FUND EXPENSES

         The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers.

         C.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided on the profits of the Company. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Company reclassified $747,474 and $293,874 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions for the six months ended September 30, 2002. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

         D.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At September 30, 2002, $6,021,057 in cash equivalents were held at PNC Bank.

                                    -- 6 --

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     3. ADMINISTRATION FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company will pay CIBC WM a monthly administration fee at a monthly rate of .08333% (1% on an annualized basis) of the Company's net assets. CIBC WM will pay a portion of the fee to its affiliates. CIBC WM acts as a non-exclusive placement agent for the Company and will bear costs associated with its activities as placement agent.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined) as of the last day of each fiscal period in accordance with members' respective investment percentages for the fiscal period. Generally at the end of each year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account. During the six months ended September 30, 2002, an incentive allocation of $7,100 was earned.

         Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, Howard Singer, as the Principal Manager, is an "interested person" of the Company. All non-interested Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. (" the Administrator") serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services. The Company pays a monthly fee to the Administrator based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of the Administrator's expenses.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment funds for the six months ended September 30, 2002, amounted to $6,550,000 and $4,758,419, respectively.


                                    -- 7 --

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     5.  INVESTMENTS IN INVESTMENT FUNDS

         The following table lists the Company's investments in investment funds as of September 30, 2002, none of which were related parties. The agreements related to investments in investment funds provide for compensation in the form of management fees of 0% to 2.5% (per annum) of net assets and performance incentive fees or allocations of 10% to 25% of net profits earned.


                                                                                                     % OF MEMBERS'
                             INVESTMENT FUNDS                     COST              FAIR VALUE          CAPITAL
         -------------------------------------------------- ---------------    ------------------   --------------
         Adelphi Europe Partners, L.P.                       $   1,750,000      $      2,226,580         1.98%
         Ahab Partners, L.P                                      2,100,000             2,504,225         2.22%
         Argus Healthcare Partners, L.P                          3,500,000             3,427,526         3.04%
         Aries Select Domestic Fund II, L.L.C.                     300,000               187,979         0.17%
         Aristeia Partners, L.P.                                 2,250,000             2,755,856         2.45%
         Artis Technology Partners, L.P                          3,250,000             3,406,421         3.02%
         Avery Partners, L.P.                                    2,000,000             2,348,206         2.08%
         Basswood Financial Partners, L.P.                       2,700,000             3,291,037         2.92%
         Bay Harbor 90-1, Ltd.                                   2,100,000             1,627,365         1.44%
         Bedford Falls Investors, L.P.                           2,900,000             3,022,460         2.68%
         Blackthorn Partners, L.P                                2,750,000             2,876,252         2.55%
         Brencourt Multi-Strategy, L.P.                          1,750,000             1,747,738         1.55%
         Condor SF Partners, L.P.                                2,000,000             2,272,750         2.02%
         Diamond Partners, L.L.C.                                3,250,000             2,451,824         2.18%
         DMG Legacy Institutional Fund, L.L.C.                   2,000,000             2,074,909         1.84%
         Dominion Global Financial, L.P.                         3,250,000             3,434,760         3.05%
         EOS Partners, L.P.                                      2,125,000             2,287,656         2.03%
         Everest Capital Fund, L.P.                              1,335,455               761,865         0.68%
         Helix Convertible Opportunities Fund, L.P.              2,250,000             2,562,895         2.27%
         Highbridge Capital Corp.                                3,200,000             4,493,667         3.99%
         Hygrove Capital Fund (QP), L.P.                         4,750,000             4,224,752         3.75%
         Icarus Partners, L.P.                                   2,850,000             5,047,041         4.48%
         IIU Convertible Fund, Plc.                              2,725,000             3,165,488         2.81%
         Landsdowne UK Equity Fund, Ltd.                         2,000,000             2,238,645         1.99%
         Longacre Capital Partners, L.P.                         3,250,000             3,504,528         3.11%
         Maverick Fund USA, Ltd. (Class A)                       4,144,662             5,415,619         4.81%
         Maverick Fund USA, Ltd. (Class B)                         605,338               601,735         0.53%
         Millgate Partners, L.P.                                 3,200,000             4,304,318         3.82%
         MKP Partners, L.P.                                      2,000,000             2,455,799         2.18%
         Polar Bear Fund, L.P.                                   1,600,000             3,757,434         3.34%
         Prism Partners I, L.P.                                  2,750,000             3,308,721         2.94%
         Stonehill Institutional Partners, L.P.                  3,250,000             4,249,219         3.77%
         Wellington Partners, L.P.                               2,500,000             4,945,964         4.39%
         Willis Corroon Catastrophe Investment Fund, L.P.        3,650,000             4,142,709         3.68%
         WPG Fixed Income Arbitrage Fund, L.P.                   1,250,000             1,277,236         1.13%
                                                           ----------------    ------------------   -------------
         Total                                              $   87,285,455      $    102,401,179        90.89%
                                                           ================    ==================   =============

         Other Assets less Liabilities                                                10,262,293         9.11%
                                                                               ------------------  --------------
         Members' Capital -- Net Assets                                         $    112,663,472       100.00%
                                                                               ==================  ==============

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.


                                    -- 9 --

WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                        PERIOD FROM OCTOBER 1, 1999
                                                       SIX MONTHS ENDED    YEAR ENDED      YEAR ENDED   (COMMENCEMENT OF OPERATIONS)
                                                      SEPTEMBER 30, 2002 MARCH 31, 2002  MARCH 31, 2001      TO MARCH 31, 2000
                                                      ------------------ --------------  -------------- ----------------------------

         Net assets, end of period (000)                   $112,663         $103,206         $70,721             $43,085
         Ratio  of net  investment  loss  to  average
         net assets                                         (1.39%)*         (1.30%)         (1.28%)             (3.47%)*
         Ratio of expenses to average net assets
                                                             1.49%*           1.37%           1.67%                3.67%*

         Total gross return**                               (0.01%)           4.93%          10.56%               11.53%
         Total net return                                   (0.01%)           4.45%           9.50%               10.38%

         *        Annualized.
         **       Total gross return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted,  before  incentive  allocation to the Special  Advisory  Member,  if any.  Total returns for a period of less than a full year are not annualized.

                                    -- 10 --